INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Reconciliation of the statutory tax rate (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the statutory tax rate
2019 First tax rate tax				0.00%
2019 Second tax rate				21.00%
Income tax rate (as a percent)	35.00%	25.00%	30.00%	30.00%	30.00%	35.00%	35.00%	35.00%
Loss before income tax-rate 0%				$ (21,669,883)
Profit before income tax-rate 21%				1,264
Loss before income tax-rate 35%	$ (11,195,800)					$ (21,621,007)		$ (8,042,536)
Profit/(Loss) before income tax-rate 30%				12,296,011		(3,618,756)
Income tax charge by applying tax rate to profit/(loss) before tax:	3,918,530			(3,689,069)		8,652,979		2,814,888
Share of profit or loss of subsidies, joint ventures and associates	(571,587)			(44,721)		(1,448,925)		(977,061)
Stock options charge	(8,978)			78,681		(8,898)		(15,339)
Rate change adjustment				(54,735)		3,768,518
Allowance for unused tax losses						(59,879)		(46,553)
Non-deductible expenses and untaxed gains	(312,477)			(254,201)		(732,442)		84,712
Representation expenses				(136,614)		(204,897)
Foreign investment coverage				233,634
Result por inflation effect on monetary items				(3,119,259)
Others	(208,237)					962,061
Total income tax (expense) credit	2,817,251			(6,986,284)		10,928,517		1,860,647
Deferred income tax liabilities not recognized	$ 571,587			$ 44,721		$ 1,448,925		$ 977,061